Financial liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Financial liabilities	Financial liabilities
This line item was broken down per maturity and is analyzed as follows:

In thousand euros	December 31, 2019	Proceeds from borrowing	Proceeds from lease liabilities and other non cash effects	Repayments of borrowings and lease liabilities	December 31, 2020
BPI PTZI IPH41 (1)	450	—	—	(300)	150
BPI Refundable advance - FORCE (2)	—	1,360	94	—	1,454
Lease liabilities – Real estate property	418	—	—	(418)	—
Property transaction (down-payment)	(74)	—	—	74	—
Lease liabilities – Building "Le Virage"	1,437	—	1,114	(164)	2,387
Lease liabilities – Premises Innate Inc	496	—	—	(49)	447
Lease liabilities – Laboratory equipment	815	—	—	(176)	639
Lease liabilities – Vehicles	37	—	—	(16)	21
Lease liabilities - Printers	—		41	—	41
Loans – Equipment	319	—	—	(57)	262
Loans – Building (4)	14,826		—	(1,139)	13,687
Total	18,723	1,360	1,249	(2,245)	19,087

In thousand euros	December 31, 2020	Proceeds from borrowing	Proceeds from lease liabilities and other non cash effects	Repayments of borrowings and lease liabilities	December 31, 2021
BPI PTZI IPH41 (1)	150	—		(150)	—
BPI Refundable advance - FORCE (2)	1,454	—	(1,454)	—	—
State guaranteed loan Société Générale (3)	—	20,000	—	—	20,000
State guaranteed loan BNP Paribas (3)	—	8,700	—	—	8,700
Lease liabilities – Building "Le Virage"	2,387	—	—	(512)	1,875
Lease liabilities – Premises Innate Inc	447	—	(16)	(40)	391
Lease liabilities – Laboratory equipment	639	—	—	(175)	464
Lease liabilities – Vehicles	21	—	62	(30)	53
Lease liabilities - Printers	41	—	—	(6)	35
Loans – Equipment	262	—	—	(53)	209
Loans – Building (4)	13,687	—	—	(1,162)	12,525
Total	19,087	28,700	(1,408)	(2,128)	44,251

In thousand euros	December 31, 2021	Proceeds from borrowing	Proceeds from lease liabilities and other non cash effects	Repayments of borrowings and lease liabilities	December 31, 2022
State guaranteed loan Société Générale (3)	20,000	—	—	—	20,000
State guaranteed loan BNP Paribas (3)	8,700	—	—	—	8,700
State guaranteed loans - accrued interest	—	—	15	—	15
Lease liabilities – Building "Le Virage"	1,875	—	—	(522)	1,353
Lease liabilities – Premises Innate Inc	391	—	15	(61)	345
Lease liabilities – Laboratory equipment	464	—	—	(177)	287
Lease liabilities – Vehicles	53	—	12	(32)	33
Lease liabilities - Printers	35	—	—	(8)	27
Loans – Equipment	209	—	—	(55)	154
Loans – Building (4)	12,525	—	—	(1,187)	11,338
Total	44,251	—	42	(2,042)	42,251

(1) In 2013, the Company was granted an interest-free loan for innovation (“PTZI”) by BPI France relating to the program lacutamab IPH4102 for an amount of €1,500 thousand.
(2) As a reminder, on August 11, 2020, the Company signed a financing contract with Bpifrance Financement as part of the program set up by the French government to help develop a therapeutic solution with a preventive or curative aim against COVID-19. This funding, for a maximum amount of € 6.8m, consisted of (i) an advance repayable only in the event of technical and commercial success and (ii) a non-repayable grant. This funding should have been received in four successive installments. The first tranche of 1.7 million euros was paid at signing, and the other three tranches should be received after successful completion of certain clinical milestones, particularly around Phase 2 of the FORCE trial. The portion relating to the repayable advance included in this first tranche amounted to €1,454 thousand as of December 31, 2020 (including actualization). As of December 31, 2021, this financing is considered by the Company to be non-refundable, in accordance with the terms of the agreement, in light of the technical and commercial failure of the project based on the results of the Phase 2 "Force" trial evaluating avdoralimab in COVID-19, published on July 6, 2021 (see note 13.2).
(3) On January 5, 2022, the Company announced that it had obtained €28.7 million in non-dilutive financing in the form of two State Guaranteed Loans from Société Générale (€20.0 million) and BNP Paribas (€8.7 million). The Company received the funds related to these two loans on December 27 and 30, 2021 respectively. Both loans have an initial maturity of one year with an option to extend to five years from August 2022. They are 90% guaranteed by the French government as part of the package of measures put in place by the French government to support companies during the COVID-19 pandemic. In August 2022, the Company has requested the extension of these two loans repayment for an additional period of five years starting in 2022 and including a one-year grace period. Consequently, the Company has obtained agreements from Société Générale and BNP Paribas. The effective interest rates applied to these contracts during the additional period are 1.56% and 0.95% for Société Générale and BNP Paribas loans, respectively, excluding insurance and guarantee fees, with an amortization exemption for the entire year 2023. During this grace period, the Company will only be liable for the payment of interest and the guarantee fees, with amortization of the two loans starting in 2024 over a period of four years. The state guarantee fees amounts to €877 thousand and €379 thousand for Société Générale and BNP Paribas loans respectively.
(4) On July 3, 2017, the Company borrowed from the Bank “Société Générale” in order to finance the construction of its future headquarters. This loan amounting to a maximum of €15,200 thousand will be raised during the period of the construction in order to pay the supplier payments as they become due. As of December 31, 2018 and 2019, the loan was raised at an amount of €1,300 thousand.
The loan release period was limited to August 30, 2019. On August 30, 2019, the Company drew down the remaining portion of the €15,200 thousand loan granted, for an amount of €13,900 thousand. The reimbursement of the capital has begun in August 30, 2019 and will proceed until August 30, 2031 (12 years). Given the development of its portfolio and in particular the refocusing of its activities on research and development, the Company has for the time being suspended the project to build its new head office on the land acquired in Luminy. In the meantime, the loan will be used to finance several structuring projects (improvement of the information system, development of a commercial platform, development of additional premises rented, etc.). As of December 31, 2022, the remaining capital of the loan amounted to €11,338 thousand. The Company authorized collateral over financial “Société Générale” instruments amounting to €15,200 thousand. The security interest on the pledge financial instruments will be released in accordance with the following schedule: €4,200 thousand in July 2024, €5,000 thousand in August 2027 and €6,000 thousand in August 2031.
This loan bears a fixed interest rate of 2.01%. It is subject to a covenant based on the assumption that the total cash, cash equivalents and current and non-current financial assets are at least equal to principal as of financial year end.
The table below shows the schedule for the contractual flows (principal only) as of December 31, 2020, 2021 and 2022 respectively :

In thousand euros	Year ended December 31,
Current financial liabilities	2020	2021	2022
BPI PTZI IPH41	150	—	—
BPI Refundable advance - FORCE	—	—	—
State guaranteed loan Société Générale	—	20,000	—
State guaranteed loan BNP Paribas	—	8,700	—
State guaranteed loans - accrued interest	—	—	15
Lease finance obligations – Rent Le Virage	511	522	532
Lease liabilities – Premises Innate Inc	72	74	90
Lease finance obligations – Laboratory equipment	175	177	177
Lease liabilities – Vehicles	13	23	16
Lease liabilities - Printers	6	8	9
Loans - Equipment	55	55	55
Loans - Building	1,161	1,187	1,210
Total – Current financial liabilities	2,142	30,748	2,102

In thousand euros	Year ended December 31,
Non-Current financial liabilities	2020	2021	2022
BPI PTZI IPH41(1)	—	—	—

BPI Refundable advance - FORCE	1,454	—	—
State guaranteed loan Société Générale	—	—	20,000
State guaranteed loan BNP Paribas	—	—	8,700
State guaranteed loans - accrued interest	—	—	—
Lease finance obligations – Building Le Virage	1,876	1,352	820
Lease liabilities – Premises Innate Inc	375	317	255
Lease finance obligations – Laboratory equipment	463	287	110
Lease finance obligations – Vehicles	8	30	17
Lease liabilities - Printers	35	26	18
Loans - Equipment	208	154	99
Loans - Building	12,526	11,338	10,128
Total – Non-Current financial liabilities	16,945	13,503	40,149
The table below shows the schedule for the contractual flows (being principal and interest payments):

(in thousands of euro)	≤ 1 year	2 to 5 years included	≥ 5 years	Total
State guaranteed loan Société Générale	312	20,670	—	20,982
State guaranteed loan BNP Paribas	86	8,884	—	8,970
State guaranteed loans - accrued interest	15	—	—	15
Lease finance obligations – Rent Le Virage	558	838	—	1,396
Lease liabilities – Premises Innate Inc.	96	312	—	408
Lease liabilities – Laboratory equipment	179	110	—	289
Lease liabilities – Vehicles	19	20	—	39
Lease liabilities - Printers	9	18	—	27
Loans – Equipment	57	100	—	157
Loan – Building	1,427	5,706	5,112	12,245
Total	2,758	36,658	5,112	44,528